1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

January 28, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lattice Strategies Trust (the “Registrant”) (SEC File Nos. 333-199089 and 811-23002)

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 16 (“Amendment”) to the Registrant’s registration statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 19 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A with respect to seven of its series, Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Diversified International ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Low Volatility US Equity ETF, Hartford Multifactor REIT ETF, Hartford Multifactor Small Cap ETF and Hartford Multifactor US Equity ETF, all of which are exchange-traded funds. This filing is being made in connection with the Registrant’s annual update of its registration statement on Form N-1A to (i) update certain financial information; (ii) address comments received from the U.S. Securities and Exchange Commission staff in connection with its review of Post-Effective Amendment No. 15 to the Registrant’s registration statement; (iii) file required exhibits; and (iv) make other non-material changes to the Registrant’s disclosure documents.

Pursuant to Rule 485(b), the Registrant has designated on the facing sheet to the registration statement that the Amendment become effective immediately. We hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Securities Act. No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/Adam T. Teufel
Adam T. Teufel

cc: Alice A. Pellegrino

John V. O’Hanlon